RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Credit risk (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Due from related parties	$ 56	$ 60
Contract assets	409	422
Credit Risk
Disclosure of credit risk exposure [line items]
Trade receivables and other short-term receivables	792	785
Financial instrument assets	139	153
Due from related parties	56	60
Contract assets	455	473
Total	$ 1,442	$ 1,471